Financial Instruments and Risk Management (Unrealized Gains (Losses) on Foreign Currency Contracts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ (0.7)	$ 0.6